FAIR VALUE MEASUREMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Carrying amount, long-lived assets held and used	¥ 56,574				$ 8,149
Fair value, long-lived assets held and used	21,286				$ 3,066
Impairment charge, long-lived assets held and used	¥ 66,592	$ 9,591	¥ 23,125
Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Discount rate	13.00%	13.00%